EXPENSES BY NATURE	12 Months Ended
Dec. 31, 2018
EXPENSES BY NATURE
EXPENSES BY NATURE

NOTE 29 — EXPENSES BY NATURE

The Company opted to present its Consolidated Income Statement by function. As required by IAS 1, the expenses classified by nature is as follows:

	2018	2017	2016
Depreciation and amortization	(1,891,814)	(2,092,551)	(2,535,955)
Labor expenses	(5,724,352)	(5,514,721)	(6,508,834)
Raw material and consumption material	(29,623,418)	(23,423,950)	(22,863,693)
Freight	(2,770,516)	(2,281,773)	(2,279,459)
Impairment of assets	—	(1,114,807)	(2,917,911)
Gains and losses on assets held for sale and sales of interest in subsidiaries	(414,507)	(721,682)	(58,223)
Reversal of provision for tax liabilities, net	—	929,711	—
Other expenses/income, net	(1,697,786)	(1,563,177)	(2,111,181)
	(42,122,393)	(35,782,950)	(39,275,256)

Classified as:
Cost of sales	(40,010,100)	(33,312,995)	(34,187,941)
Selling expenses	(570,431)	(524,965)	(710,766)
Allowance for doubtful accounts	(9,914)	—	—
General and administrative expenses	(1,082,449)	(1,129,943)	(1,528,262)
Other operating income	235,421	260,618	242,077
Other operating expenses	(270,413)	(168,887)	(114,230)
Impairment of assets	—	(1,114,807)	(2,917,911)
Gains and losses on assets held for sale and sales of interest in subsidiaries	(414,507)	(721,682)	(58,223)
Reversal of provision for tax liabilities, net	—	929,711	—
	(42,122,393)	(35,782,950)	(39,275,256)